Acquisition (Details) - USD ($)	Jul. 27, 2016	Nov. 16, 2015
Acquisition Details
Cash paid for acquisition	$ 22,500
Warrant issued for acquisition	500,000
Exercise Price of Warrant	3.00%
Agreement amendmed for new voting interest		75.00%
Poafpbybitty interest		51.00%
Goodwill		$ 49,911